Expense Example - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 29, 2024 USD ($)
VIP Emerging Markets Portfolio - Initial Class
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	1,096
VIP Emerging Markets Portfolio - Service Class
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	1,213
VIP Emerging Markets Portfolio - Service Class 2
Expense Example:
1 year	116
3 years	362
5 years	628
10 years	$ 1,386